Financial instruments: fair value measurement and sensitivity analysis of market risk (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [text block]
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2019
Assets
Non-current derivative financial instruments		-	1,365	-	1,365
Non-current financial investments	13	167	3,433	-	3,600
Prepayments and financial receivables	13	1,057	-	157	1,214

Trade and other receivables	15	7,374	-	859	8,233
Current derivative financial instruments		-	578	-	578
Current financial investments	13	7,050	377	-	7,426
Cash and cash equivalents	16	4,478	700	-	5,177

Total		20,125	6,452	1,016	27,593

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2018
Assets
Non-current derivative financial instruments		-	1,032	-	1,032
Non-current financial investments	13	90	2,365	-	2,455
Prepayments and financial receivables	13	854	-	179	1,033

Trade and other receivables	15	8,488	-	510	8,998
Current derivative financial instruments		-	318	-	318
Current financial investments	13	6,145	896	-	7,041
Cash and cash equivalents	16	5,301	2,255	-	7,556

Total		20,878	6,866	689	28,433

Disclosure of financial liabilities [text block]
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2019
Liabilities
Non-current finance debt	18, 22	21,754	-	3,191	24,945
Non-current derivative financial instruments		-	1,173	-	1,173

Trade, other payables and provisions	21	9,027	-	1,423	10,450
Current finance debt	18, 22	2,939	-	1,148	4,087
Dividend payable		859	-	-	859
Current derivative financial instruments		-	462	-	462

Total		34,580	1,635	5,762	41,976

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2018
Liabilities
Non-current finance debt	18, 22	23,264	-	-	23,264
Non-current derivative financial instruments		-	1,207	-	1,207

Trade, other payables and provisions	21	8,115	-	255	8,369
Current finance debt	18, 22	2,463	-	-	2,463
Dividend payable		766	-	-	766
Current derivative financial instruments		-	352	-	352

Total		34,608	1,559	255	36,422

Disclosure of fair value measurement [text block]
(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2019
Level 1	1,456	7	-	86	-	(6)	(70)	1,473
Level 2	1,700	1,139	377	461	700	(1,148)	(394)	2,835
Level 3	277	219	-	33	-	(19)	-	510

Total fair value	3,433	1,365	377	578	700	(1,173)	(462)	4,817

At 31 December 2018
Level 1	1,088	-	365	-	-	-	-	1,453
Level 2	1,027	806	531	274	2,255	(1,172)	(351)	3,370
Level 3	250	227	-	44	-	(35)	(1)	485

Total fair value	2,365	1,032	896	318	2,255	(1,207)	(352)	5,307

Reconciliation of fair value changes in financial instruments [Table text block]
(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current derivative financial instruments - assets	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Total amount

Opening as at 1 January 2019	250	227	44	(35)	(1)	485
Total gains and losses recognised in statement of income	(38)	(6)	31	16	1	4
Purchases	78	-	-	-	-	78
Settlement	(11)	-	(42)	-	-	(52)
Transfer to level 1	(3)	-	-	-	-	(3)
Foreign currency translation differences	(0)	(2)	(0)	-	-	(3)

Closing as at 31 December 2019	277	219	33	(19)	-	510

Opening as at 1 January 2018	397	283	37	-	(4)	713
Total gains and losses recognised in statement of income	(91)	(44)	46	(35)	3	(122)
Purchases	35	-	-	-	-	35
Settlement	-	-	(36)	-	-	(36)
Transfer into level 3	(88)	-	-	-	-	(88)
Foreign currency translation differences	(3)	(13)	(3)	-	-	(18)

Closing as at 31 December 2018	250	227	44	(35)	(1)	485

Commodity price sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Commodity price sensitivity	2019		2018
(in USD million)	- 30%	+ 30%	- 30%	+ 30%

At 31 December
Crude oil and refined products net gains/(losses)	569	(563)	275	(230)
Natural gas and electricity net gains/(losses)	(33)	49	1,157	(1,156)

Currency risk sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Currency risk sensitivity	2019		2018
(in USD million)	- 9%	+ 9%	- 9%	+ 9%

At 31 December
USD net gains/(losses)	(220)	220	(230)	230
NOK net gains/(losses)	282	(282)	311	(311)

Interest rate sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Interest risk sensitivity	2019		2018
(in USD million)	- 0.6 percentage points	+ 0.6 percentage points	- 0.6 percentage points	+ 0.6 percentage points

At 31 December
Positive/(negative) impact on net financial items	526	(526)	575	(575)

Equity price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Equity price sensitivity	2019
(in USD million)	- 35%	+ 35%

At 31 December
Net gains/(losses)	(631)	631